LEASES (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	May 06, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related party lease liability		$ 83,508		$ 142,613
Right-of-use asset		83,934		142,613
Total initial payments		12,485	$ 8,275	17,282	$ 29,336
Selling, general and administrative expenses		17,579	18,049	23,410	12,232
Interest expense		$ 6,580	$ 7,870	$ 10,007	$ 5,832
Joey Firestone, CEO [Member]
Description of lease agreement	The monthly payment for each vehicle is 66 months of $706 (APR 8.99%) (2019 Mercedes Sprinter Van), 72 months of $807 (APR9.95%) (2019 Ford Transit Van), and 72 months of $797. (APR 10.59%) (2020 Ford Transit Van) Each vehicle has a purchase option upon the completion of the lease agreement
Total initial payments	$ 19,000
Joey Firestone, CEO [Member] | Vehicle One [Member]
Total initial payments	9,000
Joey Firestone, CEO [Member] | Vehicle Two [Member]
Total initial payments	5,000
Joey Firestone, CEO [Member] | Vehicle Three [Member]
Total initial payments	$ 5,000